Right-of-use assets - Schedule of Right-of-Use Assets (Details) - Seaspan [Member] - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Operating Lease Right Of Use Assets [Line Items]
Cost	$ 1,069.1
Accumulated amortization	(111.9)
Net book value	957.2	$ 1,068.3	$ 0.0
Vessel Operating Leases [Member]
Operating Lease Right Of Use Assets [Line Items]
Cost	1,060.9
Accumulated amortization	(110.1)
Net book value	950.8
Office Operating Leases [Member]
Operating Lease Right Of Use Assets [Line Items]
Cost	8.2
Accumulated amortization	(1.8)
Net book value	$ 6.4